[QUARLES & BRADY LLP LETTERHEAD]

                                                         May 6, 2004


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington DC 20549

     ATTENTION: ALISON WHITE

     Re:  WOODMEN VARIABLE ANNUITY ACCOUNT (THE "REGISTRANT")
          1933 REGISTRATION NO. 333-101231
          1940 ACT FILE NO. 811-21254
          RULE 497(J) CERTIFICATION FOR PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Ladies and Gentlemen:

     This is to certify that the definitive Propsectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933 in connection with Post-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-4 of the Registrant named above would not have contained any changes as compared to the form of the Prospectus and Statement of Additional Information included in said Amendment.

     The Amendment was filed on April 30, 2004 and automatically became effective on May 1, 2004 pursuant to Rule 485(b). The definitive Prospectus and Statement of Additional Information are dated May 1, 2004.

                                                   Very truly yours,

                                                   Quarles & Brady LLP

                                                   /s/ Fredrick G. Lautz

                                                   Fredrick G. Lautz, Esq.

971062.40010
cc (w/enc): Joseph F. Wreschnig, Esq.